Condensed Interim Consolidated Statements of Stockholders’ Equity (Deficiency) (Unaudited) - USD ($)	Common Shares	Class A Restricted Shares	Preferred Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 27,708,988	$ 3,103,620	$ 62	$ 14,018,340	$ (101,534)	$ (35,811,255)	$ 8,918,221
Balance (in Shares) at Dec. 31, 2021	60,606,931	7,000,000	7,916,380
Options exercised	$ 247,167			(206,382)			40,785
Options exercised (in Shares)	416,519
Share-based compensation				1,777,271			1,777,271
Foreign exchange on translation					16,806		16,806
Net loss						(12,073,260)	(12,073,260)
Balance at Dec. 31, 2022	$ 27,956,155	$ 3,103,620	$ 62	15,589,229	(84,728)	(47,884,515)	(1,320,177)
Balance (in Shares) at Dec. 31, 2022	61,023,450	7,000,000	7,916,380
Units issued for cash	$ 4,506,055						4,506,055
Units issued for cash (in Shares)	23,747,648
Share issuance costs	$ (281,704)			73,018			(208,686)
Share issuance costs (in Shares)	2,129,566
Conversion of restricted shares to common shares	$ 687,132			(676,632)			10,500
Conversion of restricted shares to common shares (in Shares)	1,050,000
Share-based compensation				1,202,356			1,202,356
Foreign exchange on translation					(8,341)		(8,341)
Net loss						(4,723,407)	(4,723,407)
Balance at Jun. 30, 2023	$ 32,867,638	$ 3,103,620	$ 62	16,187,971	(93,069)	(52,607,922)	(541,700)
Balance (in Shares) at Jun. 30, 2023	87,950,664	7,000,000	7,916,380
Balance at Dec. 31, 2022	$ 27,956,155	$ 3,103,620	$ 62	15,589,229	(84,728)	(47,884,515)	(1,320,177)
Balance (in Shares) at Dec. 31, 2022	61,023,450	7,000,000	7,916,380
Units issued for cash	$ 9,223,587						9,223,587
Units issued for cash (in Shares)	45,190,973
Share issuance costs	$ (1,458,151)			402,166			(1,055,985)
Share issuance costs (in Shares)	2,129,566
Conversion of restricted shares to common shares	$ 3,103,620	$ (3,103,620)
Conversion of restricted shares to common shares (in Shares)	7,000,000	(7,000,000)
Options exercised	$ 1,451,519			(1,424,519)			27,000
Options exercised (in Shares)	2,865,000
Share-based compensation				2,369,585			2,369,585
Effect on change in functional currency	(4,541,545)			351,969			(4,189,576)
Reallocation of derivative liability on re-pricing of warrants from CAD to USD exercise price	4,025,102						4,025,102
Foreign exchange on translation					(19,573)		(19,573)
Net loss						(13,763,658)	(13,763,658)
Balance at Dec. 31, 2023	$ 39,760,287		$ 62	17,288,430	(104,301)	(61,648,173)	(4,703,695)
Balance (in Shares) at Dec. 31, 2023	118,208,989		7,916,380
Balance at Mar. 31, 2023	$ 32,180,506	$ 3,103,620	$ 62	15,901,310	(120,967)	(49,790,348)	1,274,183
Balance (in Shares) at Mar. 31, 2023	86,900,664	7,000,000	7,916,380
Options exercised	$ 687,132			(676,632)			10,500
Options exercised (in Shares)	1,050,000
Share-based compensation				963,293			963,293
Foreign exchange on translation					27,898		27,898
Net loss						(2,817,574)	(2,817,574)
Balance at Jun. 30, 2023	$ 32,867,638	$ 3,103,620	$ 62	16,187,971	(93,069)	(52,607,922)	(541,700)
Balance (in Shares) at Jun. 30, 2023	87,950,664	7,000,000	7,916,380
Balance at Dec. 31, 2023	$ 39,760,287		$ 62	17,288,430	(104,301)	(61,648,173)	(4,703,695)
Balance (in Shares) at Dec. 31, 2023	118,208,989		7,916,380
Units issued for cash	$ 3,732,469						3,732,469
Units issued for cash (in Shares)	16,965,762
Shares issued for services	$ 2,273,949						2,273,949
Shares issued for services (in Shares)	10,336,130
Share issuance costs	$ (987,998)			582,245			(405,753)
Share issuance costs (in Shares)	4,222,155
Options exercised	$ 128,182			(126,382)			1,800
Options exercised (in Shares)	372,500
Warrants exercised	$ 160,000						160,000
Warrants exercised (in Shares)	400,000
Share-based compensation				723,412			723,412
Reallocation of derivative liability on re-pricing of warrants from CAD to USD exercise price	3,942,575						3,942,575
Net loss						(7,118,223)	(7,118,223)
Balance at Jun. 30, 2024	$ 49,009,464		$ 62	18,467,705	(104,301)	(68,766,396)	(1,393,466)
Balance (in Shares) at Jun. 30, 2024	150,505,536		7,916,380
Balance at Mar. 31, 2024	$ 48,758,033		$ 62	18,182,009	(104,301)	(66,650,884)	184,919
Balance (in Shares) at Mar. 31, 2024	149,925,536		7,916,380
Options exercised	$ 91,431			(89,631)			1,800
Options exercised (in Shares)	180,000
Warrants exercised	$ 160,000						160,000
Warrants exercised (in Shares)	400,000
Share-based compensation				375,327			375,327
Net loss						(2,115,512)	(2,115,512)
Balance at Jun. 30, 2024	$ 49,009,464		$ 62	$ 18,467,705	$ (104,301)	$ (68,766,396)	$ (1,393,466)
Balance (in Shares) at Jun. 30, 2024	150,505,536		7,916,380